Reportable segments (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Depreciation And Amortization
Depreciation And Amortization	$ 6,377	$ 529
Infrastructure [Member]
Depreciation And Amortization
Depreciation And Amortization	6,207	331
Telecommunications [Member]
Depreciation And Amortization
Depreciation And Amortization	$ 170	$ 198